SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2024
SUBSEQUENT EVENTS
SUBSEQUENT EVENTS

28. SUBSEQUENT EVENTS

During the period from January 1, 2025 to April 17, 2025, the Company repurchased a total of 9,874,859 ADSs (representing 29,624,577 Class A ordinary shares) on the NYSE at an aggregate consideration of approximately US$184.0 million. During the period from January 1, 2025 to April 17, 2025, a total of 11,392,355 ADSs (representing 34,177,065 Class A ordinary shares) have been cancelled, which were repurchased by the Company in November 2024, December 2024 and January 2025. Concurrent with the share cancellation, a total of 1,370,970 Class B ordinary shares has been converted into Class A ordinary shares on a one-to-one ratio, of which Mr. PENG Yongdong, through Ever Orient International Limited, a corporation wholly-controlled by him, converted 956,123 Class B ordinary shares and Mr. SHAN Yigang, through De Chang Trust, a discretionary trust established by him (as the settlor), converted 414,847 Class B ordinary shares.

On March 18, 2025, the Board approved a final cash dividend of US$0.12 per ordinary share, or US$0.36 per ADS, to holders of ordinary shares and holders of ADSs of record as of the close of business on April 9, 2025, Beijing/Hong Kong Time and New York Time, respectively, payable in U.S. dollars. The aggregate amount of the Dividend to be paid will be approximately US$0.4 billion, which will be funded by cash surplus on the Company’s balance sheet.

On March 24, 2025, the Group entered into a 5 year long-term borrowing contract with a bank. The credit line of this borrowing contract is capped at RMB350 million. The initial interest rate is 2.55%, and will be adjusted in linkage with the 5-year Loan Prime Rate (LPR) in the subsequent period. A land use right is mortgaged as collateral for the loan.

On January 8, 2025 and March 15, 2025, the installments of land-transferring fee of the residential land parcel acquired in Shanghai has been paid by the Group, which amounting at RMB348.6 million and RMB348.6 million, respectively.

On January 9, 2025 and April 9, 2025, the 2nd and 3rd installments of land-transferring fee of the residential land parcel acquired in Chengdu has been paid by the Group, which amounting at RMB215.4 million and RMB323.0 million, respectively.

In January 2025, the Group together with two other third-party companies establish a new private company focusing on real estate development business in the PRC. The Group holds 20% of equity interest in the private company. In February 2025, RMB43.0 million interest free loan has been made to the equity investee.

On April 15, 2025, the parties of the class action notified the Court that they had reached a settlement in principle and requested a stay of all current deadlines pending the submission of the motion for preliminary approval of the settlement.